Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 26,671	$ 26,678
Derivatives	60	48
Total non-current assets	189,757	193,678
Current assets
Inventories	6,612	5,399
Derivatives	331	621
Trade and other receivables	5,330	5,046
Cash and cash equivalents	9,973	12,097
Total current assets	23,186	23,949
Equity
Total equity	84,278	79,340	$ 78,351	$ 84,553
Non-current liabilities
Interest-bearing loans and borrowings	78,880	87,369
Employee benefits	1,534	2,261
Derivatives	184	100
Total non-current liabilities	94,282	104,104
Current liabilities
Interest-bearing loans and borrowings	1,029	1,408
Derivatives	5,308	5,786
Bank Overdrafts	1,438	1,334
Trade and other payables	26,349	25,434
Total current liabilities	34,383	34,184
Consolidated [member]
Non-current assets
Due from subsidiaries	99,031	78,031
Property, plant and equipment	4,438	4,405
Goodwill and intangible assets	57,210	56,744
Derivatives	59	48
Other non-current assets	270	237
Other non-current assets	61,978	61,434
Total non-current assets	161,009	139,465
Current assets
Due from subsidiaries	3,595	7,160
Inventories	939	961
Derivatives	239	425
Trade and other receivables	1,062	756
Cash and cash equivalents	10,843	9,664
Other current assets	284	68
Other current assets	13,367	11,874
Total current assets	16,962	19,034
Equity
Total equity	33,250	(21,018)
Non-current liabilities
Due to subsidiaries	24,657	48,960
Interest-bearing loans and borrowings	77,092	85,720
Employee benefits	472	806
Deferred tax liabilities	6,555	6,581
Derivatives	184	100
Other non-current liabilities	198	110
Other non-current liabilities	84,502	93,317
Total non-current liabilities	109,159	142,277
Current liabilities
Due to subsidiaries	12,894	14,937
Interest-bearing loans and borrowings	66	238
Derivatives	5,135	5,680
Bank Overdrafts	11,986	10,768
Trade and other payables	5,363	5,463
Other current liabilities	117	154
Other current liabilities	22,668	22,303
Total current liabilities	35,562	37,240
Non-Guarantors Subsidiaries [member] | Consolidated [member]
Non-current assets
Due from subsidiaries	99,031	78,031
Current assets
Due from subsidiaries	3,595	7,160
Non-current liabilities
Due to subsidiaries	24,657	48,960
Current liabilities
Due to subsidiaries	12,894	14,937
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Due from subsidiaries	11,750	13,141
Property, plant and equipment	32	62
Goodwill and intangible assets	1,538	1,364
Investments in subsidiaries	112,409	112,722
Other non-current assets	113,980	114,148
Total non-current assets	125,729	127,289
Current assets
Due from subsidiaries	1,457	1,301
Trade and other receivables	166	201
Cash and cash equivalents	73	1,127
Other current assets	8	9
Other current assets	248	1,337
Total current assets	1,705	2,638
Equity
Total equity	73,398	68,669
Non-current liabilities
Due to subsidiaries	20,311	23,593
Interest-bearing loans and borrowings	22,833	25,483
Employee benefits	3	3
Other non-current liabilities		0
Other non-current liabilities	22,836	25,486
Total non-current liabilities	43,147	49,079
Current liabilities
Due to subsidiaries	2,517	4,902
Interest-bearing loans and borrowings	0	1
Derivatives	2	2
Bank Overdrafts	7,477	6,292
Trade and other payables	821	905
Other current liabilities	73	77
Other current liabilities	8,372	7,277
Total current liabilities	10,889	12,179
Anheuser- Busch InBev SA/NV [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	11,750	13,141
Current assets
Due from subsidiaries	909	646
Non-current liabilities
Due to subsidiaries	16,496	17,517
Current liabilities
Due to subsidiaries	258	244
Anheuser- Busch InBev SA/NV [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	548	655
Non-current liabilities
Due to subsidiaries	3,815	6,076
Current liabilities
Due to subsidiaries	2,259	4,658
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Due from subsidiaries	11,682	15,102
Investments in subsidiaries	79,331	79,596
Other non-current assets	240	207
Other non-current assets	79,570	79,803
Total non-current assets	91,252	94,905
Current assets
Due from subsidiaries	7,051	5,934
Cash and cash equivalents	1	7
Other current assets	273	0
Other current assets	274	7
Total current assets	7,325	5,941
Equity
Total equity	55,459	57,635
Non-current liabilities
Due to subsidiaries	12,018	8,558
Interest-bearing loans and borrowings	30,541	33,064
Other non-current liabilities	30,541	33,064
Total non-current liabilities	42,559	41,622
Current liabilities
Due to subsidiaries	38	756
Interest-bearing loans and borrowings	0	218
Bank Overdrafts		0
Trade and other payables	521	543
Other current liabilities	0	72
Other current liabilities	521	833
Total current liabilities	559	1,589
Anheuser Busch InBev Worldwide Inc. [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	5,033	15,102
Current assets
Due from subsidiaries	154	0
Non-current liabilities
Due to subsidiaries	2,960	7,325
Current liabilities
Due to subsidiaries	13	732
Anheuser Busch InBev Worldwide Inc. [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	6,649
Current assets
Due from subsidiaries	6,897	5,934
Non-current liabilities
Due to subsidiaries	9,058	1,233
Current liabilities
Due to subsidiaries	25	24
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Due from subsidiaries	3,815	7,276
Other non-current assets	10
Other non-current assets	10
Total non-current assets	3,825	7,276
Current assets
Due from subsidiaries	428	802
Cash and cash equivalents	0	7
Other current assets	0	7
Total current assets	428	809
Equity
Total equity	380	678
Non-current liabilities
Due to subsidiaries	0
Interest-bearing loans and borrowings	3,802	7,268
Deferred tax liabilities	0	1
Other non-current liabilities	3,802	7,269
Total non-current liabilities	3,802	7,269
Current liabilities
Due to subsidiaries		0
Interest-bearing loans and borrowings		0
Bank Overdrafts	0	2
Trade and other payables	69	131
Other current liabilities	2	5
Other current liabilities	71	138
Total current liabilities	71	138
Anheuser Busch InBev Finance Inc. [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	0	1,200
Current assets
Due from subsidiaries	363	71
Current liabilities
Due to subsidiaries		0
Anheuser Busch InBev Finance Inc. [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	3,815	6,076
Current assets
Due from subsidiaries	65	731
Anheuser Busch Companies [member]
Non-current assets
Due from subsidiaries	73,067	33,325
Property, plant and equipment	4,406	4,343
Goodwill and intangible assets	55,575	55,283
Investments in subsidiaries	21,018	35,862
Other non-current assets	21	30
Other non-current assets	81,020	95,518
Total non-current assets	154,087	128,843
Current assets
Due from subsidiaries	2,086	3,088
Inventories	939	961
Derivatives	34	132
Trade and other receivables	745	546
Cash and cash equivalents	110	367
Other current assets	0	57
Other current assets	1,828	2,063
Total current assets	3,914	5,151
Equity
Total equity	108,991	71,348
Non-current liabilities
Due to subsidiaries	8,500	20,768
Interest-bearing loans and borrowings	19,916	19,905
Employee benefits	469	803
Deferred tax liabilities	6,538	6,520
Other non-current liabilities	198	110
Other non-current liabilities	27,122	27,338
Total non-current liabilities	35,622	48,106
Current liabilities
Due to subsidiaries	9,272	10,646
Interest-bearing loans and borrowings	66	19
Derivatives	95	12
Bank Overdrafts		0
Trade and other payables	3,911	3,863
Other current liabilities	43	0
Other current liabilities	4,115	3,894
Total current liabilities	13,387	14,540
Anheuser Busch Companies [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	64,009	32,092
Current assets
Due from subsidiaries	1,993	3,007
Non-current liabilities
Due to subsidiaries	1,851	20,768
Current liabilities
Due to subsidiaries	2,321	4,771
Anheuser Busch Companies [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	9,058	1,233
Current assets
Due from subsidiaries	93	81
Non-current liabilities
Due to subsidiaries	6,649
Current liabilities
Due to subsidiaries	6,951	5,875
Brandbrew, Brandbev and Cobrew [member]
Non-current assets
Due from subsidiaries	18,240	16,496
Goodwill and intangible assets	97	97
Investments in subsidiaries	15,461	15,017
Derivatives	59	48
Other non-current assets		0
Other non-current assets	15,617	15,162
Total non-current assets	33,857	31,658
Current assets
Due from subsidiaries	1,913	6,838
Derivatives	205	293
Trade and other receivables	151	9
Cash and cash equivalents	10,659	8,156
Other current assets	2	2
Other current assets	11,018	8,460
Total current assets	12,931	15,298
Equity
Total equity	23,241	23,849
Non-current liabilities
Due to subsidiaries	3,350	3,350
Deferred tax liabilities	16	60
Derivatives	184	100
Other non-current liabilities	200	160
Total non-current liabilities	3,550	3,510
Current liabilities
Due to subsidiaries	10,408	9,436
Derivatives	5,038	5,666
Bank Overdrafts	4,509	4,474
Trade and other payables	41	21
Other current liabilities	9,588	10,161
Total current liabilities	19,996	19,597
Brandbrew, Brandbev and Cobrew [member] | Non-Guarantors Subsidiaries [member]
Non-current assets
Due from subsidiaries	18,240	16,496
Current assets
Due from subsidiaries	176	3,436
Non-current liabilities
Due to subsidiaries	3,350	3,350
Current liabilities
Due to subsidiaries	10,302	9,190
Brandbrew, Brandbev and Cobrew [member] | Guarantor Subsidiaries [member]
Current assets
Due from subsidiaries	1,737	3,402
Current liabilities
Due to subsidiaries	106	246
Eliminations [member]
Non-current assets
Due from subsidiaries	(19,522)	(7,309)
Investments in subsidiaries	(228,219)	(243,197)
Other non-current assets	(228,219)	(243,197)
Total non-current assets	(247,741)	(250,506)
Current assets
Due from subsidiaries	(9,342)	(10,803)
Total current assets	(9,342)	(10,803)
Equity
Total equity	(228,219)	(243,197)
Non-current liabilities
Due to subsidiaries	(19,522)	(7,309)
Total non-current liabilities	(19,522)	(7,309)
Current liabilities
Due to subsidiaries	(9,342)	(10,803)
Total current liabilities	(9,342)	(10,803)
Eliminations [member] | Guarantor Subsidiaries [member]
Non-current assets
Due from subsidiaries	(19,522)	(7,309)
Current assets
Due from subsidiaries	(9,342)	(10,803)
Non-current liabilities
Due to subsidiaries	(19,522)	(7,309)
Current liabilities
Due to subsidiaries	$ (9,342)	$ (10,803)